Derivatives - Nominal values and average hedge ratio for derivatives (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
USD
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate	1,143.95	1,154.76
JPY
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate	10.53	10.61
EUR
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate	1,288.52	1,287.16
GBP
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate	1,484.00	1,480.30
AUD
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate	817.06	800.67
CAD
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate	868.95	895.95
SGD
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate	859.87	847.09
CNY
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate	174.40	168.84
SEK
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate	124.85	124.60